Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Adventier	Dec. 31, 2013 Adventier	Dec. 31, 2012 Adventier	Dec. 31, 2011 Adventier	Mar. 31, 2012 Adventier	Jul. 31, 2011 Adventier Maximum	Mar. 31, 2012 Jiangchen	Dec. 31, 2013 Jiangchen	Dec. 31, 2012 Jiangchen	Mar. 31, 2012 Jiangchen Maximum	Jun. 23, 2012 Abovenet	Dec. 31, 2013 Abovenet	Dec. 31, 2012 Abovenet	Jun. 23, 2012 Abovenet Maximum	Dec. 31, 2013 Ruantong-Xutian	May 27, 2013 Ruantong-Xutian sqm	May 27, 2013 Ruantong-Xutian Maximum Seat	Aug. 02, 2013 LDeasy	Dec. 31, 2013 LDeasy	Jun. 01, 2013 LDeasy	Dec. 31, 2013 Other acquisitions	Dec. 31, 2012 Other acquisitions
Business Acquisition [Line Items]
Equity interest acquired				100.00%										100.00%					100.00%
Cash consideration paid for acquisition				$ 3,555	$ 1,147	$ 2,540	$ 3,555			$ 1,390	$ 531			$ 929	$ 558						$ 1,013			$ 1,897	$ 334
Contingent consideration				2,076	764		4,130	4,451	8,000	1,811	1,660		3,970	907	757	1,412	3,113				1,100
Change in fair value of contingent consideration, liabilities						460	1,838				148	155			59	387						57
Deferred consideration					753
Size of facility																			43,200
Number of seats																				4,000
Cash consideration paid for acquisition, net of cash received	50,556	2,155	5,022															52,300
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																							1,520
Fair value of restricted shares issued in connection with business acquisition																									$ 80